Provision (Details Narrative) - Bioasis [Member] - GBP (£) £ in Thousands		1 Months Ended
	Jan. 03, 2023	Dec. 31, 2022	Dec. 19, 2022
IfrsStatementLineItems [Line Items]
Advance to related party	£ 250	£ 250	£ 750
Impairment of provision		207
Provision of promissory note		£ 207